RETIREMENT BENEFIT OBLIGATIONS - Schedule of Maturity Analysis of Benefits Expected To Be Paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Within 12 months
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 1,352	£ 1,293
Between 1 and 2 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	1,450	1,350
Between 2 and 5 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	4,651	4,347
Between 5 and 10 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	8,993	8,301
Between 10 and 15 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	9,668	9,093
Between 15 and 25 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	18,671	17,485
Between 25 and 35 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	13,846	13,479
Between 35 and 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	6,987	7,162
In more than 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 2,116	£ 2,287